Net Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss attributable to Aptorum Group Limited	$ (441,780)	$ (2,643,796)
Denominator:
Basic and diluted weighted average shares outstanding	7,126,796	5,339,608
Diluted weighted average shares outstanding	7,126,796	5,339,608
Basic loss per share	$ (0.06)	$ (0.5)
Diluted loss per share	$ (0.06)	$ (0.5)